Temporary Equity and Stockholders’ Deficit (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Aug. 27, 2025	Mar. 31, 2025	Mar. 25, 2025	Feb. 17, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 23, 2024	Feb. 01, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized					1,000,000		1,000,000	1,000,000
Preferred stock, par value per share					$ 0.001		$ 0.001	$ 0.001
Preferred Stock Dividends and Other Adjustments						$ 11,566	$ 11,566	$ 84,106
Shares of common stock for services rendered							50,000
Fair value for service rendered						995	$ 995
Compensation expense					$ 410,040	0	$ 1,521,840	$ 0
Common stock, shares authorized					200,000,000		200,000,000	200,000,000
Common stock, shares issued					151,941,922		136,961,021	128,907,407
Common stock, shares outstanding					151,941,922		136,961,021	128,907,407
Common stock, par value per share					$ 0.001		$ 0.001	$ 0.001
Common stock, voting rights					1		1
Conversion of stock, amount issued								$ 686
Share price							$ 0.0199
Fair value for financing cost								50,000
Stockholders deficit					$ (17,880,668)	$ (10,245,027)	$ (17,332,174)	(9,469,845)			$ (7,040,011)
Accrued interest								31,250
Other accrued expenses								1,750
Accrued liabilities								33,000
Settlement liabilities, current								$ 16,600
Third Party Lender [Member]
Class of Stock [Line Items]
Fair value for service rendered					$ 995
Share price					$ 0.0199			$ 0.015
Shares of common stock for financing cost					50,000			3,333,333
Fair value for financing cost								$ 50,000
Company Revenue [Member]
Class of Stock [Line Items]
Restricted stock expense					$ 35,000,000		35,000,000
Company EBITDA [Member]
Class of Stock [Line Items]
Restricted stock expense					$ 18,110,000		$ 18,110,000
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock for services rendered			565,500,000	12,000,000		50,000	50,000
Fair value for service rendered			$ 3,845,400	$ 97,200		$ 50	$ 50
Conversion of stock, shares issued					8,003,164
Conversion of stock, amount issued					$ 264,120
Share price					$ 0.033
Shares of common stock for financing cost								3,333,333
Fair value for financing cost								$ 3,333
Shares of common stock, cashless exercise								686,106
Stockholders deficit					$ 151,942	$ 128,957	$ 136,961	$ 128,907			$ 123,588
[custom:StockIssuedduringPeriodSharesConnectionWithSettlementOfAccruedLiabilities]								1,000,000
Shares of common stock fair value								$ 16,400
Shares issued, price per share								$ 0.164
Consultants [Member]
Class of Stock [Line Items]
Shares of common stock for services rendered								300,000
Fair value for service rendered								$ 7,800
Share price								$ 0.026
Warrant [Member]
Class of Stock [Line Items]
Share price							$ 0.001
Shares of warrants or rights							1,818,182
Stockholders deficit							$ 0
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							1,000
Preferred stock, par value per share					$ 0.001		$ 0.001
Convertible preferred stock, shares					1,000		1,000	1,000
Preferred stock, shares outstanding					1,000		1,000	1,000
Preferred stock stated value					$ 0		$ 0
Preferred Stock, Convertible, Conversion Price					$ 0		$ 0
Dividend provisions					None		None
Description of voting rights					Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)		Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)
Liquidation preference					$ 0		$ 0
Redemption rights					$ 0		$ 0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000		5,000
Preferred stock, par value per share					$ 0.001		$ 0.001
Convertible preferred stock, shares					1,950		1,950	1,950
Preferred stock, shares outstanding					1,950		1,950	1,950
Preferred stock stated value					$ 0		$ 0
Dividend provisions					None		None
Description of voting rights					None		None
Liquidation preference					$ 0		$ 0
Redemption rights					$ 0		$ 0
Common stock issuable upon conversion					5,000		5,000
Shares of common stock					5,000		5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.033		$ 0.033
Preferred Stock Dividends and Other Adjustments					$ 0		$ 11,566	$ 84,106
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					500,000		500,000
Preferred stock, par value per share					$ 0.001		$ 0.001
Convertible preferred stock, shares					145,966		145,966	13,333
Preferred stock, shares outstanding					145,966		145,966	13,333
Preferred stock stated value					$ 0		$ 0
Dividend provisions					None		None
Description of voting rights					None		None
Liquidation preference					$ 0		$ 0
Redemption rights					$ 0		$ 0
Shares of common stock					6,000		6,000
Granted shares			94,250	2,000			94,250
Trading price			$ 0.0068	$ 0.0081
Conversion ratio, description			6,000:1	6,000:1
Series C Convertible Preferred Stock [Member] | SWC Group Inc [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C	216,667	83,333
Shares of common stock for financing cost		83,333
Series C Convertible Preferred Stock [Member] | Skytech Automated Solutions Inc [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C	176,167	10,000
Shares of common stock for financing cost		10,000
Series C Convertible Preferred Stock [Member] | Victorville [Member]
Class of Stock [Line Items]
Estimated fair value					$ 39,000,060
Series C Convertible Preferred Stock [Member] | Rancho Mirage [Member]
Class of Stock [Line Items]
Estimated fair value					$ 52,000,080
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					100,000		100,000
Preferred stock, par value per share					$ 0.001		$ 0.001
Convertible preferred stock, shares					3,334		3,334	1,667	1,667	1,667
Preferred stock, shares outstanding					3,334		3,334	1,667
Preferred stock stated value					$ 0		$ 0
Dividend provisions					None		None
Description of voting rights					None		None
Liquidation preference					$ 0		$ 0
Redemption rights					$ 0		$ 0
Shares of common stock					6,000		6,000
Fair value of the equity issued					$ 113,955		$ 113,955	$ 113,955
Series D Convertible Preferred Stock [Member] | Modification of Existing Debt Arrangement [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares					1,667		1,667	1,667
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued							8,003,164
Conversion of stock, amount issued							$ 264,120
Share price							$ 0.033
Common Stock [Member] | Equity Transactions June 30, 2026 [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued					14,980,901
Conversion of stock, amount issued					$ 494,370
Share price					$ 0.033